787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

February 18, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Series Trust

Securities Act File No. 033-52742

Investment Company Act File No. 811-07238

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission Post-Effective Amendment No. 83 to the Registrant’s Registration Statement under the 1933 Act and Amendment No. 84 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”).

The Cash Management Portfolio (the “Fund”), a series of the Registrant, currently operates as a money market fund pursuant to Rule 2a-7 under the 1940 Act, but will convert to an ultra short term bond fund. The purpose of the Amendment is to reflect a change in the name of the Fund to “Ultra Short Bond Portfolio,” certain changes to the Fund’s principal investment strategies and principal investment techniques and corresponding changes to the Fund’s risks. Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds and will maintain a dollar-weighted average effective maturity of one year or less. The Fund will compare its performance to the BofA Merrill Lynch 6-Month US Treasury Bill Index. Dimensional Fund Advisors LP will serve as the Fund’s subadviser.

It is proposed that the Amendment will become effective on May 1, 2016 pursuant to Rule 485(a)(1) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

NEW YORK     WASHINGTON     HOUSTON     PARIS     LONDON     FRANKFURT     BRUSSELS     MILAN     ROME

in alliance with Dickson Minto W.S., London and Edinburgh

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC

Christopher Tafone, Esq., SunAmerica Asset Management, LLC

Margery K. Neale, Esq., Willkie Farr & Gallagher LLP

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP